CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Sales:
Merchandise Sales					$ 94,264	$ 125,386
Total Income				$ 60,474	94,264	125,386
Cost of Goods Sold:
Purchases - Resale Items					83,679	113,880
Total Cost of Goods Sold				50,843	83,679	113,880
Gross Profit				9,631	10,584	11,507
Operating Expenses:
General and administrative	182,811	1,458	425,585	4,606	83,403	21,221
Depreciation		72		216	289	289
Advertising & Promotion					4,293	43,100
Total Expenses	182,811	1,530	425,585	4,822	87,985	64,609
Net Income (Loss) from Operations	(182,811)	(1,530)	(425,585)	4,809	(77,400)	(53,102)
Other Income (Expense)
Interest expenses	373		422
Income (Loss) Before Income Taxes	(183,184)	(1,530)	(426,007)	4,809
Provision for (Benefit of) Income Taxes
Provision (Benefit) for Income Tax		(1,298)		(1,298)	(1,298)
Net Loss Including Noncontrolling Interests for Period	(183,184)	(232)	(426,007)	6,107	(76,102)	(53,102)
Less: Net Loss Attributable to Noncontrolling Interests					3,771
Net Loss Attributable to Apex Resources Inc.	$ (183,184)	$ (232)	$ (426,007)	$ 6,107	$ (72,331)	$ (53,102)
Net gain (loss) per share:
Basic and diluted	$ (0.04)	$ .00	$ (0.08)	$ .00	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding:
Basic and diluted	5,080,000	5,080,000	5,080,000	5,080,000	5,080,000	5,080,000